UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/09

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ameristock Corporation
Address: 1320 Harbor Parkway Suite 145

         Alameda, CA  94502

13F File Number:  28-05193


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Nicholas Gerber
Title:     Director
Phone:     (925) 376-3490

Signature, Place, and Date of Signing:

          Moraga, CA     February 1, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager: None

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     33

Form13F Information Table Value Total: $    215,948,950

List of Other Included Managers: None

List of Other Managers Reporting for this Manager: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE


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                                                                  FORM 13F INFORMATION
TABLE
                Item 1                    Item 2         Item 3        Item 4          Item 5        Item 6      Item 7      Item 8
                                                                                                   Investment                Voting
            Name of Issuer            Title of Class      CUSIP     Market Value       Shares       Descetion    Manager   Authority
====================================================================================================================================
Accenture Ltd-Cl A			Common Stock	G1151C101 $11,205,000 	          270,000     Sole	             Sole
AT&T Inc				Common Stock	00206R102 $ 4,130,024 	 	  147,343     Sole		     Sole
Berkshire Hathaway I			Common Stock	084670108 $ 7,936,000 		       80     Sole		     Sole
BP PLC					Common Stock	055622104 $ 4,713,425 		   81,308     Sole		     Sole
Charles Schwab Corp			Common Stock	808513105 $ 9,033,600 		  480,000     Sole		     Sole
Cisco Systems Inc			Common Stock	17275R102 $10,270,260 		  429,000     Sole		     Sole
Coca-Cola Co/The			Common Stock	191216100 $ 6,006,660 		  105,380     Sole		     Sole
Colgate-Palmolive Co			Common Stock	194162103 $ 5,709,425 		   69,500     Sole		     Sole
Dell Inc				Common Stock	24702R101 $ 7,563,412 	 	  526,700     Sole		     Sole
eBay Inc				Common Stock	278642103 $ 9,062,900 	 	  385,000     Sole		     Sole
EI Du Pont de Nemour			Common Stock	263534109 $ 5,474,742 	 	  162,600     Sole		     Sole
Emerson Electric Co			Common Stock	291011104 $ 1,107,600 	 	   26,000     Sole		     Sole
Exxon Mobil Corp			Common Stock	30231G102 $ 7,923,678 	 	  116,200     Sole		     Sole
Franklin Resources I			Common Stock	354613101 $ 9,692,200 	 	   92,000     Sole		     Sole
Google Inc				Common Stock	38259P508 $11,345,634 	 	   18,300     Sole		     Sole
Home Depot Inc				Common Stock	437076102 $ 5,456,053 	 	  188,595     Sole		     Sole
Intel Corp				Common Stock	458140100 $ 9,081,264 	 	  445,160     Sole		     Sole
Intl Bus Machines			Common Stock	459200101 $ 8,979,740 	 	   68,600     Sole		     Sole
Johnson & Johnson			Common Stock	478160104 $ 1,094,970 		   17,000     Sole		     Sole
Kellogg Co				Common Stock	487836108 $ 4,522,000 		   85,000     Sole		     Sole
Lowe's Cos Inc				Common Stock	548661107 $ 4,561,050 	 	  195,000     Sole		     Sole
Merck & Co Inc				Common Stock	58933Y105 $ 5,953,828 	 	  162,940     Sole		     Sole
Microsoft Corp				Common Stock	594918104 $ 9,987,304 	 	  327,560     Sole		     Sole
Nucor Corp				Common Stock	670346105 $ 4,758,300 		  102,000     Sole		     Sole
PepsiCo Inc				Common Stock	713448108 $ 4,861,568 		   79,960     Sole		     Sole
PNC Financial Ser			Common Stock	693475105 $ 4,153,834 		   78,686     Sole		     Sole
Procter & Gamble Co			Common Stock	742718109 $ 4,680,636 		   77,200     Sole		     Sole
Progressive Corp/The			Common Stock	743315103 $10,218,320 		  568,000     Sole		     Sole
Raytheon Co				Common Stock	755111507 $ 1,081,920 		   21,000     Sole		     Sole
Schlumberger Ltd			Common Stock	806857108 $ 1,106,530		   17,000     Sole		     Sole
Texas Instruments			Common Stock	882508104 $11,049,440		  424,000     Sole		     Sole
United Technologies			Common Stock	913017109 $ 9,092,710		  131,000     Sole		     Sole
Verizon Comm.				Common Stock	92343V104 $ 4,134,922		  124,809     Sole		     Sole

====================================================================================================================================

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